Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other Long-Term Liabilities
18.	OTHER LONG-TERM LIABILITIES

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred revenue, non-current portion	1,992	1,349	217
Lease deposits	2,000	2,000	322
Liability arising from an unfavorable contract*	28,377	—	—
Others	400	400	65

Total	32,769	3,749	604

*	Pursuant to a contract entered into between CAH and New Chang’an in 2011, CAH agreed to sell certain prepaid land lease to New Chang’an for a consideration of RMB7,527. This contract had not been executed upon acquisition of CAH by the Group in 2012. The excess of the fair value of the prepaid land lease over the consideration was accounted for as an unfavorable contract. The liability was derecognized upon the disposal of CAH in 2014.